Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow from Operations
Loss before income taxes	€ (24,238)	€ (8,939)	€ (4,917)
Reconciliation from result before taxes to net cash flows
Depreciation/amortization of intangible assets, laboratory and office equipment	71	33	40
Share based payment expense	4,550	868	242
Finance Income	(130)	(1)	(5)
Finance costs	4,923	2,049	1,056
Other non-cash adjustments	24	(2)	0
Change in Provisions and Government Grants	(71)	(136)	(119)
Working capital adjustments
Change in Trade payables and other liabilities	3,086	1,442	389
Change in other assets	(433)	(96)	0
Interest received	66	0	0
Interest paid	0	(212)	5
Net cash used in operating activities	(12,152)	(4,992)	(3,308)
Cash flow from investing activities
Cash outflow from the purchase of intangible assets, laboratory and office equipment	(149)	(53)	(13)
Cash outflow for the investment in non-current financial assets	(19)	0	0
Net cash flows used in investing activities	(167)	(53)	(13)
Cash flow from financing activities
Proceeds from issuance of stock	90,904	0	0
Transaction cost from issuance of stock	(9,115)	0	0
Proceeds from issuance of preferred shares	27,069	30,993	0
Share issue cost paid	(56)	(133)	0
Net cash flows from/(used in) financing activities	108,801	30,860	0
Effect of exchange rate changes	(2,317)	1	1
Change in cash and cash equivalents	94,165	25,815	(3,320)
Cash and cash equivalents at beginning of period	29,117	3,302	6,622
Cash and cash equivalents at end of period	€ 123,282	€ 29,117	€ 3,302